BUSINESS ACQUISITIONS (Details - Fair value of assets and liabilities acquisition) - USD ($)	Sep. 11, 2024	Sep. 30, 2024	Dec. 31, 2023
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill		$ 156,883	$ 0
Optilan India PVT, Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	$ 1,637
Accounts receivable	128,392
Other current assets	89,082
Property & equipment	35,595
Property & equipment	22,100
Goodwill	181,478
Total assets	436,184
Assumed liabilities	371,184
Non-controlling interest	0
Total Consideration of equity interests	65,000
Amounts Recognized As Of Acquisition Date [Member] | Optilan India PVT, Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	1,637
Accounts receivable	128,392
Other current assets	89,082
Property & equipment	35,595
Goodwill	181,478
Total assets	436,184
Assumed liabilities	371,184
Non-controlling interest	0
Total Consideration of equity interests	65,000
Measurement Period Adjustments [Member] | Optilan India PVT, Ltd And Optilan Communication And Security Systems Ltd [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash	0
Accounts receivable	0
Other current assets	0
Property & equipment	0
Goodwill	0
Total assets	0
Assumed liabilities	0
Non-controlling interest	0
Total Consideration of equity interests	$ 0